Schedule of Income Tax Expenses (Benefit) by Jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Federal
State and local
Foreign			14	16
Total current			14	16
Federal
State and local
Foreign
Total deferred
Total tax expense	$ 3	$ 4	$ 14	$ 16